Convertible Debentures	12 Months Ended
Dec. 31, 2022
Disclosure of Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES
13.	CONVERTIBLE DEBENTURE

	December 31, 2021	June 23, 2021	November 2, 2023
	$CAS7.866MM	$CAS1.58MM	$6.0MM USD
Maturity date	(a)	(b)	(c)	Total

Balance December 31, 2020	$5,014,852	$1,145,917	$-	$6,160,769

Interest and accretion expense	1,893,494	-	-	1,893,494
Interest paid or accrued	(746,145)	-	-	(746,145)
Issuance of the $6MM debenture	-	-	4,395,881	4,395,881
Repayment of the 10% convertible debenture	-	(1,145,917)	-	(1,145,917)
Repayment of the 12% debenture	(6,162,201)	-	-	(6,162,201)
Unamortized fair value difference - opening	-	-	(1,341,948)	(1,341,948)
Amortization of fair value difference	-	-	111,830	111,830
Change in fair value of debenture	-	-	177,530	177,530
Balance December 31, 2021	$-	$-	$3,343,293	$3,343,293
Amortization of fair value difference	-	-	1,230,118	1,230,118
Change in fair value of debenture	-	-	2,626,589	2,626,589
Cash repayment	-	-	(4,000,000)	(4,000,000)
Repayment through issuance of common shares	-	-	(3,200,000)	(3,200,000)
Balance December 31, 2022	$-	$-	$-	$-

a)	On December 23, 2019, the Company issued 7,866,000 unsecured 12% convertible debentures at a price of $0.77 per unit ($1.00 CAD), convertible into 0.0153 common shares of the Company at $65.25 CAD (the “Conversion Price”) per common share. The discounted liability for this convertible debenture at December 23, 2019, is $4,049,349. The amount allocated to contributed surplus was $445,053 and the balance of $1,547,500 was the transaction costs incurred.

Each of the Convertible Debenture units bears an interest rate of 12% per annum from the date of issue, payable in cash quarterly in arrears. Any unpaid interest payments will accrue and be added to the principal amount of the Convertible Debenture.

From January 1, 2021, until December 23, 2021, the Company paid $746,145 (2020-$715,763) in interest related to these 12% convertible debentures, included within finance expense in profit and loss.

On June 24, 2020, $57,692 ($75,000 CAD) the face value of the 12% convertible debentures was converted into common shares of the Company. The discounted value of this debenture at the date of conversion was $40,980 ($54,975 CAD). This gain on conversion of $16,712 was recorded as a finance income in 2020.

The 12% Convertible Debentures matured and was fully paid on December 23, 2021 (the “Maturity Date”) in the amount of $6,162,201.

b)	On June 23, 2020, the Company entered into a non-brokered private placement financing agreement with Accel Telecom Inc. Accel Telecom subscribed for 1,330 senior unsecured 10% convertible debentures maturing one year from the issue date at an issue price of $745 (CDN$1,000) per 10% Convertible Debenture for aggregate gross proceeds of $991,427 ($1,330,000 CAD). Each Convertible Debenture can be convertible, at the option of the holder, into 23 common shares in the capital of the Company at a price of $34.11 (CDN$43.50) per Common Share and are redeemable at 101% of the face value at any time after the closing date. On the closing date, Accel will also receive 0.0069 non-transferrable common share purchase warrant for each $0.784 (CDN$1.00) principal amount of the Convertible Debentures purchased. Each warrant entitles the holder to acquire one common share at an exercise price of $34.11 (CDN$43.50) per warrant share for a period of twelve (12) months after the date of issue.

On January 6, 2021, the Company redeemed in full this senior unsecured 10% convertible debenture for an amount of $964,601.

Included in the convertible debenture was a balance due to a previous debenture holder who elected to participate on the exact same terms and conditions in the 10% convertible debenture for their $186,359 ($250,000 CAD) face value that would otherwise have matured on June 28, 2020. On January 6, 2021, the Company redeemed in full this senior unsecured 10% convertible debenture for an amount of $181,316.

c)	On November 3, 2021, the Company issued a US$7,200,000 million convertible promissory note (the “Promissory Note”) and 2,142,857 warrants for gross proceeds of US$6,000,000.

The warrants allow for the purchase of 2,142,857 common shares of the Company at an exercise price of US 4.00 per common share. The warrants expire 5 years from the issue date of the promissory note. Under the terms of the warrants, the exercise price of the warrant will be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the exercise price equal to the common share offering.

Because the exercise price of the warrants will vary if the Company issues common shares at a price lower than the exercise price of the warrants, the warrants are classified as liabilities (Note 15).

The promissory note was to mature on November 2, 2023 (the “Maturity Date”). The promissory note was to be repaid commencing May 2022 in monthly instalments of US$400,000. At the Company’s option, the repayments were to be made in cash or common shares of the Company, or a combination of both. If paid by the issuance of common shares, the repayment was paid at a redemption price equal to the greater of 90% of the average five lowest daily volume-weighted average prices during the twenty trading days prior to the issuance of the common shares or US$2.00 (the “Redemption Price”).

All or a portion of the US$7,200,000 was convertible into common shares of the Company at a conversion price of US$10.00 per common share (the “Conversion Price”), at the option of the holder, at any time subsequent to six months from the date of issuance to the maturity date of November 2, 2023. Under the terms of the promissory note, the conversion price of the promissory note was to be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the conversion price equal to the common share offering.

At any time during the promissory note outstanding, the Company could have provided the holder of the promissory note written notice of its intention to repay the amount owing. If the notice was provided within the first 6 months post issuance, the Company was required to repay an amount equal to US$7,000,000. Subsequent to this time period, the amount outstanding was required to be converted in full. If the Company provided notice of prepayment, the holder had the option to convert up to 25% of the principal amount at the lesser of the Redemption Price and the Conversion Price, as defined above.

Furthermore, if at any time prior to November 2, 2023, the Company proposed to offer or sell new securities, the Company was required to first offer the holder the opportunity to purchase ten percent of the new securities.

Additionally, should the Company have subsequently issued equity interests of the Company for aggregate proceeds to the Company of greater than US$10 million, excluding offering costs or other expenses, unless otherwise waived in writing by and at the discretion of the holder, the Company was required direct twenty percent of such proceeds from such issuance to repay the promissory note.

The Company elected to measure the promissory note (hybrid contract) at fair value through profit or loss (“FVTPL”) on initial recognition and, as such, the embedded conversion feature was not separated.

The Company paid legal fees and expenses of $1,145,538 related to the issuance of the promissory note and warrants which was included in finance expense on the consolidated statement of operations for the year ending December 31, 2021.

On initial recognition, the fair value of the convertible promissory note was $4,395,881, and the warrants issued in conjunction with the instrument (see below) were valued at $2,946,066. The fair value of the components exceeded the transaction price of $6,000,000 and the resulting difference was deferred and was recognized in the consolidated statement of operations over the term of the instrument on a straight-line basis, in the “change in fair value of the convertible promissory note” expense.

The unamortized fair value difference at December 31, 2022, and related activity during the year is as follows:

Balance December 31, 2020	$-
Unamortized fair value difference	1,341,948
Amortization of fair value difference	(111,830)
Balance December 31, 2021	1,230,118
Amortization of fair value difference	(1,230,118)
Balance December 31, 2022	$-

The balance of the promissory note is as follows:

Balance December 31, 2020	$-
Issuance of promissory note	4,395,881
Change in fair value	177,530
Balance December 31, 2021	$4,573,411
Cash repayment	(4,000,000)
Repayment through issuance of common shares	(3,200,000)
Change in fair value	2,626,589
Balance, December 31, 2022	$-

Fair value calculation

The Company estimated the fair value of the promissory note using a binomial lattice model with the following assumptions: risk-free rate of 0.47% -1.18%; share price of $3.93; expected dividend yield of 0%; and expected volatility of 46%. Based on these estimates, the promissory note had a fair value of $4,395,881 upon issuance.

On December 31, 2021, the fair value of the promissory note was estimated at $4,573,411 using a binomial lattice model with the following assumptions: risk-free rate of 0.67% -1.27%, share price of $3.70, expected dividend yield of 0%, and expected volatility of 45%.

There was no change in the fair value due to changes in own credit risk during the year.

During the year ended December 31, 2022 the Company completed a secondary offering of its common shares at a price of $2.30 per common share. In accordance with the terms of the agreement, as the common shares of the secondary prices were offered at a price less than the stated Conversion Price (US$10.00 per common share) of the promissory note and the Exercise Price of the warrants (US$4.00 per common share), both the Conversion Price and the Exercise Price were revised to US$2.30 per common share. In addition, as the total gross proceeds of the secondary offering were in excess of $10,000,000, excluding offering costs or other expenses, the Company was required to direct 20% of the gross proceeds to the Lender. A total of US$4,000,000 was repaid to the Lender on January 13, 2022.

Commencing in May 2022, the Company made monthly payments of $400,000 through issuance of common shares towards the principal balance of the promissory note, resulting the promissory note being fully repaid by December 31, 2022. The Company issued 13,112,255 common shares, with a total market value of $4,138,002. The difference between the fair value of the shares issued, and the value of the principal repaid of $938,002 was included in profit and loss in the change in fair value of convertible promissory note.